SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Management and consulting fees	$ 2,723	$ 2,806
Share-based compensation expense	1,655	61
Key management personnel	$ 4,378	$ 2,867